UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

JUNE 30, 2005

TEMPLETON RETIREMENT ANNUITY

SEMIANNUAL REPORT

•	TRA SEPARATE ACCOUNT
•	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND - CLASS 1

Franklin . Templeton . Mutual Series

TEMPLETON RETIREMENT ANNUITY

SEMIANNUAL REPORT

Statement on Current Industry Issues

In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated “Statement on Current Industry Issues” and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MOUTON TRA 07-05

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES, DATED MAY 1, 2005, OF:

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN LARGE CAP VALUE SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)

The prospectuses for Class 1, Class 2 and Class 3 shares of each Fund of the Trust are amended by adding the following as the third paragraph under the subheading “Risks from market timers” which is found in the section “Additional Information, All Funds,” under the heading “Market Timing Policy:”

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation — Individual Securities” under the heading “Fund Account Polices,” below).

Please keep this supplement for future reference.

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Growth Securities Fund – Class 1 delivered a +0.40% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund slightly outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a total return of -0.05% for the period under review.1 It also outperformed the -0.40% return of the MSCI World Index for the same period.1 The MSCI World Index is replacing the MSCI AC World Index as the Fund’s benchmark. The manager believes the composition of the MSCI World Index better reflects the Fund’s investments. Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. The Fund’s prospectus also includes a description of the main investment risks.

declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI USA Index, returned -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European and Japanese equity investments.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Manager’s Discussion

The sectors that contributed positively to Fund performance during the reporting period were health care, consumer discretionary and industrials.6 Our overweighting in the health care sector relative to the benchmark index led us to outperform as health care stocks such as HCA, CIGNA, AmerisourceBergen and Tenet Healthcare performed well during the reporting period.

Cyclical sectors such as materials and energy weakened during the period.7 The materials and energy sectors hurt the Fund with poor performance from Stora Enso, International Paper and Bowater.

North America and Europe were regions that contributed the most to Fund performance, while Asia and Australia/New Zealand negatively impacted the Fund. Specific countries that helped performance were the U.S., France and the U.K., while Japan, Finland and Switzerland dragged on performance.

During the period under review, our bottom-up process led us to find more value in European stocks compared with North America. Thus, on average we held a substantial overweighting in Europe relative to North America, which benefited the Fund. At period-end, this valuation discrepancy was still wide.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in the foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

6. The health care sector comprises health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI. The consumer discretionary sector comprises auto components; automobiles; household durables; leisure equipment and products; hotels, restaurants and leisure; diversified consumer services; media; and specialty retail in the SOI. The industrials sector comprises aerospace and defense, industrial conglomerates, commercial services and supplies, air freight and logistics, and airlines in the SOI.

7. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/05

Company Sector/Industry, Country	% of Total Net Assets

GlaxoSmithKline PLC	2.0%
Pharmaceuticals, U.K.

Shell Transport & Trading Co. PLC	1.8%
Oil, Gas & Consumable Fuels, U.K.

BP PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

Nestle SA	1.5%
Food Products, Switzerland

AmerisourceBergen Corp.	1.4%
Health Care Providers & Services, U.S.

News Corp. Ltd., A	1.4%
Media, U.S.

Unilever NV	1.4%
Food Products, Netherlands

Cheung Kong Holdings Ltd.	1.4%
Real Estate, Hong Kong

Royal Bank of Scotland Group PLC	1.3%
Commercial Banks, U.K.

Tenet Healthcare Corp.	1.3%
Health Care Providers & Services, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Growth Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,004.00	$4.12
Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.83%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TG P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

TEMPLETON GROWTH SECURITIES FUND

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended as follows:

I	The last paragraph under the “MANAGEMENT” section, appearing on page TG-5 for Class 1 and TG-6 for Class 2, is replaced with the following:

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. The fee is equal to a monthly rate based on average daily net assets at the following annual rate, effective as of May 1, 2005:

1.000% of the value of net assets up to and including $100 million;

0.900% of the value of net assets over $100 million, up to and including $250 million;

0.800% of the value of net assets over $250 million, up to and including $500 million;

0.750% of the value of net assets over $500 million, up to and including $1 billion;

0.700% of the value of net assets over $1 billion, up to and including $5 billion;

0.675% of the value of net assets over $5 billion, up to and including $10 billion;

0.655% of the value of net assets over $10 billion, up to and including $15 billion;

0.635% of the value of net assets over $15 billion, up to and including $20 billion; and

0.615% of the value of net assets over $20 billion.

II.	The section “Fees and Expenses” on page TG-5 is replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A

ANNUAL FUND OPERATING EXPENSES¹

(expenses deducted from Fund assets)

	Class 1		Class 2
Management fees	0.77	%²	0.77	%²
Distribution and service (12b-1) fees	0.00		0.25	%³
Other Expenses	0.07%		0.07%
Total annual Fund operating expenses	0.84%		1.09%

1.	Expenses have been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.
2.	The Fund administration fee is paid indirectly through the management fee.
3.	While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees has set the current rate at 0.25% per year through May 1, 2006.

EXAMPLE¹

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$86	$268	$466	$1,037
Class 2	$111	$347	$601	$1,329

1.	The example has been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.98	$11.31	$8.67	$11.09	$13.76	$15.63

Income from investment operations:
Net investment income[a]	0.16	0.21	0.17	0.17	0.26	0.30
Net realized and unrealized gains (losses)	(0.11)	1.61	2.63	(2.13)	(0.36)	(0.15)

Total from investment operations	0.05	1.82	2.80	(1.96)	(0.10)	0.15

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.16)	(0.24)	(0.28)	(0.27)
Net realized gains	—	—	—	(0.22)	(2.29)	(1.75)

Total distributions	(0.16)	(0.15)	(0.16)	(0.46)	(2.57)	(2.02)

Net asset value, end of period	$12.87	$12.98	$11.31	$8.67	$11.09	$13.76

Total return[b]	0.40%	16.25%	32.62%	(18.32)%	(0.98)%	1.74%
Ratios/supplemental data
Net assets, end of period (000’s)	$762,687	$800,118	$769,339	$665,537	$966,725	$1,163,637
Ratios to average net assets:
Expenses	0.83% [c]	0.86%	0.88%	0.87%	0.85%	0.88%
Net investment income	2.45% [c]	1.75%	1.74%	1.69%	2.13%	2.18%
Portfolio turnover rate	5.71%	19.13%	37.43%	30.67%	31.05%	69.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.83	$11.19	$8.59	$11.01	$13.69	$15.60

Income from investment operations:
Net investment income[a]	0.14	0.17	0.13	0.13	0.21	0.25
Net realized and unrealized gains (losses)	(0.10)	1.61	2.62	(2.10)	(0.34)	(0.15)

Total from investment operations	0.04	1.78	2.75	(1.97)	(0.13)	0.10

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.15)	(0.23)	(0.26)	(0.26)
Net realized gains	—	—	—	(0.22)	(2.29)	(1.75)

Total distributions	(0.15)	(0.14)	(0.15)	(0.45)	(2.55)	(2.01)

Net asset value, end of period	$12.72	$12.83	$11.19	$8.59	$11.01	$13.69

Total return[b]	0.27%	16.03%	32.13%	(18.49)%	(1.31)%	1.47%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,494,282	$1,189,112	$511,659	$190,054	$113,925	$79,043
Ratios to average net assets:
Expenses	1.08% [c]	1.11%	1.13%	1.12%	1.10%	1.12%
Net investment income	2.20% [c]	1.50%	1.49%	1.44%	1.80%	1.87%
Portfolio turnover rate	5.71%	19.13%	37.43%	30.67%	31.05%	69.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 87.9%
Aerospace & Defense 3.1%
BAE Systems PLC	United Kingdom	4,170,218	$21,440,902
BAE Systems PLC, 144A	United Kingdom	36,352	186,901
Boeing Co.	United States	145,925	9,631,050
Raytheon Co.	United States	538,040	21,048,125
[a]Rolls-Royce Group PLC	United Kingdom	3,292,060	16,940,654
Rolls-Royce Group PLC, B	United Kingdom	164,603,000	296,351

			69,543,983

Air Freight & Logistics 0.7%
Deutsche Post AG	Germany	632,190	14,763,467

Airlines 0.5%
Singapore Airlines Ltd.	Singapore	1,720,100	11,424,491

Auto Components 0.5%
Valeo SA	France	237,933	10,681,002

Automobiles 0.5%
Volkswagen AG	Germany	258,907	11,826,171

Capital Markets 2.5%
[b]Bank of New York Co. Inc.	United States	547,160	15,747,265
Morgan Stanley	United States	100,000	5,247,000
Nomura Holdings Inc.	Japan	1,641,173	19,648,471
UBS AG	Switzerland	213,966	16,692,620

			57,335,356

Chemicals 2.3%
Akzo Nobel NV	Netherlands	493,365	19,449,249
BASF AG	Germany	79,240	5,273,398
Bayer AG, Br.	Germany	359,780	12,023,866
[a]Syngenta AG	Switzerland	149,581	15,392,209

			52,138,722

Commercial Banks 4.4%
Banco Santander Central Hispano SA	Spain	1,320,501	15,322,893
Hana Bank	South Korea	160,040	4,285,266
Kookmin Bank	South Korea	399,100	18,151,431
Lloyds TSB Group PLC	United Kingdom	1,032,660	8,750,259
Mitsubishi Tokyo Financial Group Inc.	Japan	1,370	11,630,909
Royal Bank of Scotland Group PLC	United Kingdom	465,316	14,054,259
Royal Bank of Scotland Group PLC, 144A	United Kingdom	524,192	15,832,531
Standard Chartered PLC	United Kingdom	577,823	10,558,382

			98,585,930

Commercial Services & Supplies 1.3%
Rentokil Initial PLC	United Kingdom	5,968,960	17,082,126
Securitas AB, B	Sweden	764,565	12,767,372

			29,849,498

Computers & Peripherals 0.8%
[a]Maxtor Corp.	United States	1,145,880	5,958,576
[a]Seagate Technology	United States	740,005	12,987,088

			18,945,664

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Diversified Consumer Services 1.0%
H&R Block Inc.	United States	399,040	$23,283,984

Diversified Telecommunication Services 5.1%
BCE Inc.	Canada	857,316	20,293,987
Belgacom SA, 144A	Belgium	273,600	9,352,290
KT Corp., ADR	South Korea	1,011,735	21,752,303
Nippon Telegraph & Telephone Corp.	Japan	4,272	18,307,470
SBC Communications Inc.	United States	441,280	10,480,400
TDC AS	Denmark	430,274	18,447,052
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	900,930	17,018,568

			115,652,070

Electric Utilities 3.1%
DTE Energy Co.	United States	562,475	26,306,956
E.ON AG	Germany	215,295	19,194,066
Endesa SA	Spain	456,005	10,709,731
Hong Kong Electric Holdings Ltd.	Hong Kong	2,867,498	13,099,748

			69,310,501

Electronic Equipment & Instruments 1.2%
[a]Celestica Inc.	Canada	403,440	5,406,096
Hitachi Ltd.	Japan	3,522,500	21,419,749

			26,825,845

Energy Equipment & Services 0.9%
Noble Corp.	United States	347,400	21,368,574

Food & Staples Retailing 1.9%
Albertson’s Inc.	United States	494,700	10,230,396
[a]Kroger Co.	United States	764,261	14,543,887
William Morrison Supermarkets PLC	United Kingdom	5,425,896	18,079,516

			42,853,799

Food Products 4.3%
Cadbury Schweppes PLC	United Kingdom	1,872,591	17,880,206
H.J. Heinz Co.	United States	385,405	13,651,045
Nestle SA	Switzerland	134,129	34,322,291
Unilever NV	Netherlands	494,090	32,074,449

			97,927,991

Health Care Equipment & Supplies 0.9%
Olympus Corp.	Japan	1,007,820	19,367,165

Health Care Providers & Services 3.9%
AmerisourceBergen Corp.	United States	473,255	32,725,583
CIGNA Corp.	United States	95,717	10,244,591
HCA Inc.	United States	264,750	15,003,382
[a]Tenet Healthcare Corp.	United States	2,430,795	29,752,931

			87,726,487

Hotels Restaurants & Leisure 2.1%
Accor SA	France	518,800	24,337,681
Compass Group PLC	United Kingdom	5,531,447	23,237,210

			47,574,891

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables 1.6%
Koninklijke Philips Electronics NV	Netherlands	707,950	$17,903,267
Sony Corp.	Japan	499,300	17,207,921

			35,111,188

Industrial Conglomerates 1.9%
Siemens AG	Germany	275,005	20,098,375
Smiths Group PLC	United Kingdom	1,080,061	17,781,409
Tyco International Ltd.	United States	166,120	4,850,704

			42,730,488

Insurance 4.5%
ACE Ltd.	Bermuda	297,200	13,329,420
American International Group Inc.	United States	426,225	24,763,672
AXA SA	France	186,960	4,675,979
Swiss Reinsurance Co.	Switzerland	356,000	21,885,474
Willis Group Holdings Ltd.	United States	699,486	22,887,182
XL Capital Ltd., A	Bermuda	185,292	13,789,431

			101,331,158

IT Services 0.7%
Electronic Data Systems Corp.	United States	850,184	16,366,042

Leisure Equipment & Products 0.9%
Fuji Photo Film Co. Ltd.	Japan	632,600	20,375,153
Mattel Inc.	United States	8,600	157,380

			20,532,533

Media 7.3%
British Sky Broadcasting Group PLC	United Kingdom	3,115,083	29,437,063
[a]DIRECTV Group Inc.	United States	1,549,949	24,024,209
[a]Interpublic Group of Cos. Inc.	United States	705,615	8,594,391
News Corp. Ltd., A	United States	1,987,618	32,159,659
Pearson PLC	United Kingdom	1,638,975	19,305,030
Reed Elsevier NV	Netherlands	1,506,550	21,000,007
VNU NV	Netherlands	676,392	18,881,195
Wolters Kluwer NV	Netherlands	614,359	11,760,130

			165,161,684

Metals & Mining 1.8%
Barrick Gold Corp.	Canada	745,345	18,655,985
BHP Billiton PLC	United Kingdom	836,750	10,672,793
POSCO	South Korea	61,332	10,819,807

			40,148,585

Multi-Utilities 1.0%
National Grid Transco PLC	United Kingdom	2,334,378	22,644,985

Office Electronics 0.6%
Konica Minolta Holdings Ltd.	Japan	1,366,000	12,767,737

Oil, Gas & Consumable Fuels 6.9%
BP PLC	United Kingdom	3,352,343	34,892,089
El Paso Corp.	United States	2,365,589	27,251,585
Eni SpA	Italy	1,081,305	27,881,432
Repsol YPF SA	Spain	919,148	23,533,392

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Oil, Gas & Consumable Fuels (cont.)
Shell Transport & Trading Co. PLC	United Kingdom	4,151,083	$40,361,160
TransCanada Corp.	Canada	89,875	2,365,170

			156,284,828

Paper & Forest Products 3.1%
Bowater Inc.	United States	237,925	7,701,632
International Paper Co.	United States	397,330	12,003,339
[b]Sappi Ltd.	South Africa	1,292,979	14,327,605
Stora Enso OYJ, R	Finland	1,496,678	19,141,977
UPM-Kymmene Corp.	Finland	862,805	16,547,231

			69,721,784

Pharmaceuticals 9.3%
Abbott Laboratories	United States	313,207	15,350,275
Bristol-Myers Squibb Co.	United States	1,087,500	27,165,750
GlaxoSmithKline PLC	United Kingdom	1,827,690	44,234,413
Merck & Co. Inc.	United States	919,925	28,333,690
Novartis AG	Switzerland	412,490	19,646,212
Pfizer Inc.	United States	1,013,950	27,964,741
Sanofi-Aventis	France	223,721	18,380,611
Shire Pharmaceuticals Group PLC	United Kingdom	930,490	10,201,535
Takeda Pharmaceutical Co. Ltd.	Japan	357,000	17,714,724

			208,991,951

Real Estate 2.1%
Cheung Kong Holdings Ltd.	Hong Kong	3,266,499	31,841,729
Swire Pacific Ltd., A	Hong Kong	1,652,800	14,622,596

			46,464,325

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd.	South Korea	33,440	15,968,449

Software 1.4%
[a]BMC Software Inc.	United States	70,500	1,265,475
[a]Cadence Design Systems Inc.	United States	791,490	10,811,753
[a]Check Point Software Technologies Ltd.	Israel	155,110	3,071,178
Nintendo Co. Ltd.	Japan	160,000	16,744,858

			31,893,264

Specialty Retail 0.2%
[a]Office Depot Inc.	United States	187,200	4,275,648

Wireless Telecommunication Services 2.9%
KDDI Corp.	Japan	4,365	20,202,499
SK Telecom Co. Ltd.	South Korea	80,853	14,224,501
SK Telecom Co. Ltd., ADR	South Korea	303,380	6,188,952
Vodafone Group PLC	United Kingdom	10,110,694	24,633,281

			65,249,233

Total Common Stocks (Cost $1,741,783,149)			1,982,629,473

Preferred Stocks 0.6%
Automobiles 0.2%
Volkswagen AG, pfd.	Germany	108,300	3,787,127

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Preferred Stocks (cont.)
Metals & Mining 0.4%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	415,500	$10,553,700

Total Preferred Stocks (Cost $6,373,138)			14,340,827

Total Long Term Investments (Cost $1,748,156,287)			1,996,970,300

		PRINCIPAL AMOUNT
Short Term Investments 11.3%
U.S. Government and Agency Securities 2.9%
[c]Federal Home Loan Bank, 7/01/05		$55,013,000	55,008,950
[c]U.S. Treasury Bill, 9/22/05		10,070,000	10,000,386

Total U.S. Government and Agency Securities (Cost $65,007,755)			65,009,336

Total Investments before Repurchase Agreements (Cost $1,813,164,042)			2,061,979,636

Repurchase Agreements 8.4%
[d]Paribas Corp., 3.20%, 7/01/05 (Maturity Value $100,008,889) Collaterized by U.S. Government Agency Securities, 2.625 - 4.125%, 9/17/07 - 9/01/09	United States	100,000,000	100,000,000
[d]BZW Securities Inc., 2.85%, 7/01/05 (Maturity Value $90,007,125) Collateralized by [c]U.S. Treasury Bills, 7/07/05	United States	90,000,000	90,000,000

Total Repurchase Agreements (Cost $190,000,000)			190,000,000

Total Investments (Cost $2,003,164,042) 99.8%			2,251,979,636
Other Assets, less Liabilities 0.2%			4,988,777

Net Assets 100.0%			$2,256,968,413

Selected Portfolio Abbreviations

ADR - American Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.
[d]	See Note 1(c) regarding repurchase agreements.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,813,164,042
Cost - Repurchase agreements	190,000,000

Total cost of investments	$2,003,164,042

Value - Unaffiliated issuers	$2,061,979,636
Value - Repurchase agreements	190,000,000

Total value of investments	2,251,979,636
Cash	210,766
Foreign currency, at value (cost $664,550)	665,773
Receivables:
Investment securities sold	3,839,330
Capital shares sold	4,089,650
Dividends	5,017,788

Total assets	2,265,802,943

Liabilities:
Payables:
Investment securities purchased	5,807,548
Capital shares redeemed	613,858
Affiliates	1,960,238
Other liabilities	452,886

Total liabilities	8,834,530

Net assets, at value	$2,256,968,413

Net assets consist of:
Undistributed net investment income	$21,403,582
Net unrealized appreciation (depreciation)	248,710,758
Accumulated net realized gain (loss)	19,235,852
Paid-in capital	1,967,618,221

Net assets, at value	$2,256,968,413

Class 1:
Net assets, at value	$762,686,587

Shares outstanding	59,278,083

Net asset value and offering price per share	$12.87

Class 2:
Net assets, at value	$1,494,281,826

Shares outstanding	117,480,879

Net asset value and offering price per share	$12.72

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends (net of foreign taxes of $2,781,720)	$31,039,995
Interest	2,898,918
Other income (Note 8)	135,407

Total investment income	34,074,320

Expenses:
Management fees (Note 3a)	7,982,815
Distribution fees - Class 2 (Note 3c)	1,626,731
Unaffiliated transfer agent fees	7,603
Custodian fees (Note 4)	239,558
Reports to shareholders	307,645
Professional fees	44,684
Trustees’ fees and expenses	5,880
Other	35,069

Total expenses	10,249,985
Expense reductions (Note 4)	(467)

Net expenses	10,249,518

Net investment income	23,824,802

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $74,106)	30,439,436
Foreign currency transactions	65,220

Net realized gain (loss)	30,504,656

Net change in unrealized appreciation (depreciation) on:
Investments	(48,631,506)
Translation of assets and liabilities denominated in foreign currencies	(213,606)

Net change in unrealized appreciation (depreciation)	(48,845,112)

Net realized and unrealized gain (loss)	(18,340,456)

Net increase (decrease) in net assets resulting from operations	$5,484,346

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$23,824,802	$24,981,340
Net realized gain (loss) from investments and foreign currency transactions	30,504,656	67,841,923
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(48,845,112)	160,661,227

Net increase (decrease) in net assets resulting from operations	5,484,346	253,484,490
Distributions to shareholders from:
Net investment income:
Class 1	(9,572,633)	(9,645,451)
Class 2	(16,496,404)	(8,547,806)

Total distributions to shareholders	(26,069,037)	(18,193,257)
Capital share transactions: (Note 2)
Class 1	(30,929,884)	(75,091,706)
Class 2	319,252,919	548,032,814

Total capital share transactions	288,323,035	472,941,108

Net increase (decrease) in net assets	267,738,344	708,232,341
Net assets:
Beginning of period	1,989,230,069	1,280,997,728

End of period	$2,256,968,413	$1,989,230,069

Undistributed net investment income included in net assets:
End of period	$21,403,582	$23,647,817

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	930,697	$12,031,008	1,256,557	$14,860,796
Shares issued in reinvestment of distributions	740,916	9,572,633	835,104	9,645,451
Shares redeemed	(4,047,124)	(52,533,525)	(8,487,240)	(99,597,953)

Net increase (decrease)	(2,375,511)	$(30,929,884)	(6,395,579)	$(75,091,706)

Class 2 Shares:
Shares sold	29,773,017	$381,536,606	50,615,234	$589,822,365
Shares issued in reinvestment of distributions	1,291,809	16,496,404	747,186	8,547,806
Shares redeemed	(6,264,478)	(78,780,091)	(4,387,645)	(50,337,357)

Net increase (decrease)	24,800,348	$319,252,919	46,974,775	$548,032,814

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	Over $500 million, up to and including $1 billion
0.700%	Over $1 billion, up to and including $5 billion
0.675%	Over $5 billion, up to and including $10 billion
0.655%	Over $10 billion, up to and including $15 billion
0.635%	Over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Prior to May 1, 2005, the Fund paid an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	In excess of $500 million

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $11,265,016 which may be carried over to offset future capital gains. Such losses expire in 2011.

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $3,788. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,003,306,978

Unrealized appreciation	318,260,584
Unrealized depreciation	(69,587,926)

Net unrealized appreciation (depreciation)	$248,672,658

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $410,870,657 and $106,679,544, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/ or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Growth Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Bermuda	0.0000	0.0024	0.0000	0.0022
Brazil	0.0002	0.0012	0.0002	0.0010
Canada	0.0009	0.0044	0.0009	0.0039
Denmark	0.0007	0.0034	0.0007	0.0031
Finland	0.0010	0.0047	0.0010	0.0042
France	0.0010	0.0048	0.0010	0.0043
Germany	0.0015	0.0069	0.0015	0.0062
Hong Kong	0.0000	0.0080	0.0000	0.0072
India	0.0000	0.0003	0.0000	0.0003
Italy	0.0009	0.0040	0.0009	0.0036
Japan	0.0004	0.0042	0.0004	0.0038
Mexico	0.0000	0.0020	0.0000	0.0018
Netherlands	0.0018	0.0082	0.0018	0.0074
Singapore	0.0000	0.0019	0.0000	0.0017
South Korea	0.0025	0.0107	0.0025	0.0096
Spain	0.0010	0.0055	0.0010	0.0049
Sweden	0.0005	0.0024	0.0005	0.0022
Switzerland	0.0011	0.0062	0.0011	0.0056
United Kingdom	0.0029	0.0593	0.0029	0.0537

Total	$0.0164	$0.1405	$0.0164	$0.1267

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets
Investment in Templeton Growth Securities Fund - Fund, at value - cost ($6,426,734)	$6,794,397
Receivable from Templeton Funds Annuity Company	$15,208

Total assets	$6,809,605

Net assets attributable to annuitants - Annuity reserves (Note 1)	$6,809,605

See notes to financial statements.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

Statement of Operations

Six months ended June 30, 2005 (unaudited)

Investment Income:
Income:
Dividend distributions	$88,746
Capital gains distributions	0

Total income	88,746
Expenses:
Periodic charge (Note 2)	39,046

Net investment income	49,700

Realized and unrealized gain on investments:
Net realized (loss) on investments	(191,917)
Unrealized (depreciation) of investments for the year	134,023

Net (loss) on investments	(57,894)

Net increase in net assets from operations	$(8,194)

See notes to financial statements.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

Statements of Changes in Net Assets

	Six months ended June 30, 2005 (unaudited)	Year ended December 31, 2004

Increase (decrease) in net assets from operations:
Net investment income	$49,700	$12,424
Net realized gain (loss) on investments	(191,917)	(412,882)
Unrealized appreciation (depreciation) of investments for the year	134,023	1,428,737

Net increase in net assets from operations	(8,194)	1,028,280

Annuity unit transactions:
Proceeds from units sold	0	0
Annuity payments	(591,609)	(1,137,906)
Decrease in annuity reserves for mortality experience (Note 1)	(186,902)	95,097

Net (decrease) in net assets derived from annuity unit transactions	(778,511)	(1,042,809)

Total increase (decrease) in net assets	(786,705)	(14,529)
Net Assets:
Beginning of period	7,596,310	7,610,839

End of period	6,809,605	7,596,310

See notes to financial statements.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

1. ORGANIZATION AND SUMMARY OF ACCOUNTING POLICIES

The Templeton Funds Retirement Annuity Separate Account (the Separate Account) was established on February 4, 1987 by resolution of the Board of Directors of Templeton Funds Annuity Company (the Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Retirement Annuity, an immediate variable annuity designed for distributing the benefits of tax deferred retirement plans and to provide annuity income from non-tax qualified accumulation. The Separate Account invests in the FTVIPT – Templeton Growth Securities Fund Class 1. The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Valuation of Securities

Investments in shares of the Fund are carried in the Statement of Assets and Liabilities at net asset value (market value).

Dividends

Dividend income and capital gain distributions are recorded as income on the ex-dividend date and reinvestment in additional shares of the Fund.

Income Taxes

\Operations of the Separate Account from a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant’s gross income until amounts are received pursuant to an Annuity.

Annuity Reserves

Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rates are 9%, 7% and 3%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2. PERIODIC CHARGE

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.1% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.3% of average annual net assets to cover expenses, 0.3% to cover expense risk and 0.5% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

3. INVESTMENT TRANSACTIONS

During the period ended June 30, 2005, FTVIPT – Templeton Growth Securities Fund Class 1 shares purchases and sales aggregated $88,746 and $827,712 respectively. Realized gains and losses are reported on an identified cost basis.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements (continued)

4. CONCENTRATION OF CREDIT RISK

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the FTVIPT – Templeton Growth Securities Fund Class 1. The Fund’s investment securities are managed by professional investment managers within established guidelines. As of June 30, 2005, in management’s opinion, the Separate Account had no significant concentration of credit risk.

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Citigroup World Government Bond Index is market capitalization weighted and tracks total returns of government bonds in 17 developed countries globally.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse First Boston (CSFB) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

HSBC Asian Local Bond Index (ALBI) tracks total return performance of a bond portfolio, which consists of local-currency denominated, high quality and liquid bonds in Asia ex-Japan. Local bond market returns are from country sub-indexes of the HSBC ALBI.

J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Euro Emerging Markets Bond Index Global (EMBIG) tracks total returns for euro-denominated, straight fixed coupon instruments issued by emerging market sovereign and quasi-sovereign entities.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must be publicly issued, fixed rate, and have at least par amount outstanding. They must also be dollar denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Intermediate Government Bond Index includes securities issued by the U.S. Treasury or agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper General Bond Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper General Bond Funds classification in the Lipper Open-End underlying funds universe. Lipper General Bond Funds do not have any quality or maturity restrictions, and intend to keep a bulk of assets in corporate and government debt issues. For the six-month period ended 6/30/05, there were 49 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing at least 60% of their portfolio in equity securities. For the six-month period ended 6/30/05, there were 63 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and Agency issues. For the six-month period ended 6/30/05, there were 56 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/05, there were 89 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds seek a high level of current income by investing in income-producing stocks, bonds and money market instruments. For the six-month period ended 6/30/05, there were 20 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2-, 5- and 10-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Merrill Lynch U.S. Treasury STRIPs 1-Year Index is a constant maturity STRIP (Separate Trading of Registered Interest and Principal of Securities) index that tracks rate-of-return performance for specific points on the STRIPs yield curve. The index is composed of a single synthetic security rolled daily so as to achieve a 1-year constant maturity.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

Morgan Stanley Capital International (MSCI) USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed markets.

National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of global emerging markets stocks.

Standard & Poor’s 500 Electric Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500.

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (“Policies”) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

PV-1

One Franklin Parkway

San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Insurance Issuer

Templeton Funds Annuity Company

100 Fountain Parkway

St. Petersburg, FL 33716-1205

1-800/774-5001

Investment Manager

Templeton Global Advisers Limited

Lyford Cay

Nassau, N.P., Bahamas

Principal Underwriter

Franklin Templeton Distributors, Inc.

One Franklin Parkway

San Mateo, CA 94403

This report was prepared for contract owners who have previously received a prospectus for their annuity contract and for Templeton Growth Securities Fund, a series of Franklin Templeton Variable

Insurance Products Trust.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls may be identified by the presence of a regular beeping tone.

TRA SA08/05

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

EXHIBIT (A)

Code of Ethics for Principal Executives & Senior Financial Officers

Procedures	Dated July 2004

FRANKLIN TEMPLETON FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.	Covered Officers and Purpose of the Code

This code of ethics (the “Code”) applies to the Principal Executive Officers, Principal Financial Officer and Principal Accounting Officer (the “Covered Officers,” each of whom is set forth in Exhibit A) of each investment company advised by a Franklin Resources subsidiary and that is registered with the United States Securities & Exchange Commission (“SEC”) (collectively, “FT Funds”) for the purpose of promoting:

•	Honest and ethical conduct, including the ethical resolution of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by or on behalf of the FT Funds;

•	Compliance with applicable laws and governmental rules and regulations;

•	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	Accountability for adherence to the Code.

Each Covered Officer will be expected to adhere to a high standard of business ethics and must be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder.

Franklin Resources, Inc. has separately adopted the Code of Ethics and Business Conduct (“Business Conduct”), which is applicable to all officers, directors and employees of Franklin Resources, Inc., including Covered Officers. It summarizes the values, principles and business practices that guide the employee’s business conduct and also provides a set of basic principles to guide officers, directors and employees regarding the minimum ethical requirements expected of them. It supplements the values, principles and business conduct identified in the Code and other existing employee policies.

Additionally, the Franklin Templeton Funds have separately adopted the Code of Ethics and Policy Statement on Insider Trading governing personal securities trading and other related matters. The Code for Insider Trading provides for separate requirements that apply to the Covered Officers and others, and therefore is not part of this Code.

Insofar as other policies or procedures of Franklin Resources, Inc., the Funds, the Funds’ adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. Please review these other documents or consult with the Legal Department if have questions regarding the applicability of these policies to you.

III.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the FT Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of apposition with the FT Funds.

Certain conflicts of interest arise out of the relationships between Covered Officers and the FT Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the FT Funds because of their status as “affiliated persons” of the FT Funds. The FT Funds’ and the investment advisers’ compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the FT Funds, the investment advisers and the fund administrator of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the FT Funds, for the adviser, the administrator, or for all three), be involved in establishing policies and implementing decisions that will have different effects on the adviser, administrator and the FT Funds. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the FT Funds, the adviser, and the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the FT Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the FT Funds’ Boards of Directors (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the FT Funds.

Each Covered Officer must:

•	Not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the FT Funds whereby the Covered Officer would benefit personally to the detriment of the FT Funds;

•	Not cause the FT Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the FT Funds;

•	Not retaliate against any other Covered Officer or any employee of the FT Funds or their affiliated persons for reports of potential violations that are made in good faith;

•	Report at least annually the following affiliations or other relationships:[1]

•	all directorships for public companies and all companies that are required to file reports with the SEC;

•	any direct or indirect business relationship with any independent directors of the FT Funds;

•	any direct or indirect business relationship with any independent public accounting firm (which are not related to the routine issues related to the firm’s service as the Covered Persons accountant); and

•	any direct or indirect interest in any transaction with any FT Fund that will benefit the officer (not including benefits derived from the advisory, sub-advisory, distribution or service agreements with affiliates of Franklin Resources).

These reports will be reviewed by the Legal Department for compliance with the Code.

[1]	Reporting of these affiliations or other relationships shall be made by completing the annual Directors and Officers Questionnaire and returning the questionnaire to Franklin Resources Inc, General Counsel or Deputy General Counsel.

There are some conflict of interest situations that should always be approved in writing by Franklin Resources General Counsel or Deputy General Counsel, if material. Examples of these include2:

•	Service as a director on the board of any public or private Company;

•	The receipt of any gifts in excess of $100 from any person, from any corporation or association

•	The receipt of any entertainment from any Company with which the FT Funds has current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety. Notwithstanding the foregoing, the Covered Officers must obtain prior approval from the Franklin Resources General Counsel for any entertainment with a value in excess of $1000.

•	Any ownership interest in, or any consulting or employment relationship with, any of the FT Fund’s service providers, other than an investment adviser, principal underwriter, administrator or any affiliated person thereof;

•	A direct or indirect financial interest in commissions, transaction charges or spreads paid by the FT Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

Franklin Resources General Counsel or Deputy General Counsel will provide a report to the FT Funds Audit Committee of any approvals granted at the next regularly scheduled meeting.

IV.	Disclosure and Compliance

•	Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the FT Funds;

•	Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the FT Funds to others, whether within or outside the FT Funds, including to the FT Funds’ directors and auditors, and to governmental regulators and self-regulatory organizations;

•	Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the FT Funds, the FT Fund’s adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the FT Funds file with, or submit to, the SEC and in other public communications made by the FT Funds; and

•	It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

V.	Reporting and Accountability

Each Covered Officer must:

•	Upon becoming a covered officer affirm in writing to the Board that he or she has received, read, and understands the Code (see Exhibit B);

[2]	Any activity or relationship that would present a conflict for a Covered Officer may also present a conflict for the Covered Officer if a member of the Covered Officer’s immediate family engages in such an activity or has such a relationship. The Cover Person should also obtain written approval by FT’s General Counsel in such situations.

•	Annually thereafter affirm to the Board that he has complied with the requirements of the Code; and

•	Notify Franklin Resources’ General Counsel or Deputy General Counsel promptly if he or she knows of any violation of this Code. Failure to do so is itself is a violation of this Code.

Franklin Resources’ General Counsel and Deputy General Counsel are responsible for applying this Code to specific situations in which questions are presented under it and have the authority to interpret this Code in any particular situation.3 However, the Independent Directors of the respective FT Funds will consider any approvals or waivers4 sought by any Chief Executive Officers of the Funds.

The FT Funds will follow these procedures in investigating and enforcing this Code:

•	Franklin Resources General Counsel or Deputy General Counsel will take all appropriate action to investigate any potential violations reported to the Legal Department;

•	If, after such investigation, the General Counsel or Deputy General Counsel believes that no violation has occurred, The General Counsel is not required to take any further action;

•	Any matter that the General Counsel or Deputy General Counsel believes is a violation will be reported to the Independent Directors of the appropriate FT Fund;

•	If the Independent Directors concur that a violation has occurred, it will inform and make a recommendation to the Board of the appropriate FT Fund or Funds, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

•	The Independent Directors will be responsible for granting waivers, as appropriate; and

•	Any changes to or waivers of this Code will, to the extent required, are disclosed as provided by SEC rules.[5]

VI.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the FT Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the FT Funds, the FT Funds’ advisers, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The FT Code of Ethics and Policy Statement On Insider Trading, adopted by the FT Funds, FT investment advisers and FT Fund’s principal underwriter pursuant to Rule 17j-1 under the Investment Company Act, the Code of Ethics and Business Conduct and more detailed policies and procedures set forth in FT’s Employee Handbook are separate requirements applying to the Covered Officers and others, and are not part of this Code.

[3]	Franklin Resources General Counsel and Deputy General Counsel are authorized to consult, as appropriate, with members of the Audit Committee, counsel to the FT Funds and counsel to the Independent Directors, and are encouraged to do so.
[4]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant. See Part X.
[5]	See Part X.

VII.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the FT Funds’ Board including a majority of independent directors.

VIII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the FT Funds’ Board and their counsel.

IX.	Internal Use

The Code is intended solely for the internal use by the FT Funds and does not constitute an admission, by or on behalf of any FT Funds, as to any fact, circumstance, or legal conclusion.

X.	Disclosure on Form N-CSR

Item 2 of Form N-CSR requires a registered management investment company to disclose annually whether, as of the end of the period covered by the report, it has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these officers are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, it must explain why it has not done so.

The registrant must also: (1) file with the SEC a copy of the code as an exhibit to its annual report; (2) post the text of the code on its Internet website and disclose, in its most recent report on Form N-CSR, its Internet address and the fact that it has posted the code on its Internet website; or (3) undertake in its most recent report on Form N-CSR to provide to any person without charge, upon request, a copy of the code and explain the manner in which such request may be made. Disclosure is also required of amendments to, or waivers (including implicit waivers) from, a provision of the code in the registrant’s annual report on Form N-CSR or on its website. If the registrant intends to satisfy the requirement to disclose amendments and waivers by posting such information on its website, it will be required to disclose its Internet address and this intention.

The Legal Department shall be responsible for ensuring that:

•	a copy of the Code is filed with the SEC as an exhibit to each Fund’s annual report; and

•	any amendments to, or waivers (including implicit waivers) from, a provision of the Code is disclosed in the registrant’s annual report on Form N-CSR.

In the event that the foregoing disclosure is omitted or is determined to be incorrect, the Legal Department shall promptly file such information with the SEC as an amendment to Form N-CSR.

In such an event, the Fund Chief Compliance Officer shall review the Code and propose such changes to the Code as are necessary or appropriate to prevent reoccurrences.

EXHIBIT A

Persons Covered by the Franklin Templeton Funds

Code of Ethics

August 2004

FRANKLIN GROUP OF FUNDS

Edward B. Jamieson,	President and Chief Executive Officer – Investment Management
Charles B. Johnson,	President and Chief Executive Officer – Investment Management
Gregory E. Johnson,	President and Chief Executive Officer – Investment Management
Rupert H. Johnson, Jr.	President and Chief Executive Officer – Investment Management
William J. Lippman,	President and Chief Executive Officer – Investment Management
Christopher Molumphy	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration
Galen G. Vetter	Chief Financial Officer

FRANKLIN MUTUAL SERIES FUNDS

David Winters	Chairman of the Board, President, Chief Executive Officer-Investment Management
Jimmy D. Gambill	Senior Vice President and Chief Executive Officer-Finance and Administration

Galen G. Vetter	Chief Financial Officer

TEMPLETON GROUP OF FUNDS

Jeffrey A. Everett	President and Chief Executive Officer – Investment Management
Martin L. Flanagan	President and Chief Executive Officer – Investment Management
Mark Mobius	President and Chief Executive Officer – Investment Management
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Gary P. Motyl	President and Chief Executive Officer – Investment Management
Donald F. Reed	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration

Galen G. Vetter	Chief Financial Officer

Exhibit B

ACKNOWLEDGMENT FORM

July 2004

Franklin Templeton Funds Code of Ethics

For Principal Executive and Senior Financial Officers.

Instructions:

1.	Complete all sections of this form.
2.	Print the completed form, sign, and date.
3.	Submit completed form to FT’s General Counsel within 10 days of becoming a Covered Officer and by January 30th of each subsequent year.

Inter-office mail:	Murray Simpson, General Counsel, Legal SM-920/2
Telephone:	(650) 312-7331 Fax: (650) 312-2221
E-mail:	Simpson, Murray (internal address);
mlsimpson@frk.com (external address)

Covered Officer’s Name:

Title:

Department:

Location:

Certification for Year Ending:

To: Franklin Resources General Counsel, Legal Department

I hereby acknowledge receipt of a copy of Franklin Templeton Fund’s code of ethics for Principal Executive Officers and Senior Financial Officers (the “Code”) that I have read and understand. I will comply fully with all provisions of the Code to the extent they apply to me during the period of my employment. I further understand and acknowledge that any violation of the Code may subject me to disciplinary action, including termination of employment

Signature	Date signed

Item 1. Reports to Stockholders.

Item 3. Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules And Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.	N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1)	Code of Ethics for Principal Executive and Senior Financial Officers

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date:	August 19, 2005

Exhibit Index

Exhibit Number	Description

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer